Leases - Additional information (Details) $ in Thousands			12 Months Ended
	Aug. 27, 2024 USD ($)	Mar. 30, 2023 USD ($)	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Leases
Recognition of right-of-use asset			$ 53,165	$ 72,272
Recognition of lease liability			47,548	54,442
Impairment loss			(706)
Right-of-use assets			129,890	126,549	$ 93,325
Revenue from sublease			$ 85,435	$ 69,082	$ 24,973
GasLog Santiago
Leases
Proceeds from sale and finance leaseback	$ 148,220
Lease-back bareboat charter period in years	3 years
Recognition of right-of-use asset	$ 52,310
Recognition of lease liability	$ 46,981
GasLog Sydney
Leases
Proceeds from sale and finance leaseback		$ 137,188
Lease-back bareboat charter period in years		5 years
Recognition of right-of-use asset		$ 67,779
Recognition of lease liability		$ 55,800
Right-of-use assets
Leases
Number of vessels with indicators of impairment | item			3
Number of vessels | item			4
Impairment loss			$ (706)
Increase or decrease in re-chartering rate for sensitivity analysis			5
Decrease in impairment loss resulting from potential increase in re-chartering rate			(706)
Increase in impairment loss resulting from potential decrease in re-chartering rate			$ 3,387
Percentage of increase or decrease in the discount rate for sensitivity analysis			0.50%
Increase in impairment loss due to increase in discount rate			$ 358
Decrease in impairment loss due to decrease in discount rate			$ (364)
Right-of-use assets | TFDE vessels
Leases
Number of vessels with indicators of impairment | item			2
Number of vessels for which recoverable amount (value in use) is lower than carrying amount | item			1
Right-of-use assets | TFDE vessels impaired during current period
Leases
Impairment loss			$ (706)
Right-of-use assets			47,228
Right-of-use assets | GasLog Sydney
Leases
Impairment loss			(706)
Right-of-use assets			$ 47,228